Income Tax - Deferred tax carry forwards (Details 5) In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY
Income Tax - Deferred Tax Carry Forwards Details 5
Tax loss carry forwards	$ 853		$ 700
Less: Valuation allowance	(853)		(700)
Total